Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

	Summary	Compensation	Summary	Compensation	Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment based on:[4]			Pre-Bonus
Year	Compensation Table Total for Susan Salka[1] ($)	Actually Paid to Susan Salka[1,2,3] ($)	Compensation Table Total for Cary Grace[1] ($)	Actually Paid to Cary Grace[1,2,3] ($)	Table Total for Non-PEO NEOs[1] ($)	Actually Paid to Non-PEO NEOs[1,2,3] ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Adjusted EBITDA[5] ($ Millions)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	8,468,824	7,987,377	3,305,296	2,823,763	2,904,018	3,534,932	165.01	118.22	444	868
2021	9,472,551	22,502,459	—	—	2,972,826	3,451,653	196.32	147.19	327	660
2020	6,025,299	8,091,337	—	—	1,874,937	1,760,065	109.53	133.81	71	335

Company Selected Measure Name	Pre-Bonus Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)	Susan Salka was our PEO in 2020, 2021, and 2022. Cary Grace was our PEO in 2022. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Brian M. Scott	Brian M. Scott	Jeffrey R. Knudson
Ralph S. Henderson	Christopher S. Schwartz	Mark Hagan
Mark Hagan	Jeffrey R. Knudson	Denise Jackson
Denise Jackson	Mark Hagan
Denise Jackson

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the S&P Health Care Services Select Industry Index (“S&P Health Care Services Select Industry Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P Health Care Services Select Industry Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote [Text Block]
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Susan Salka ($)	Exclusion of Stock Awards for Susan Salka ($)	Inclusion of Equity Values for Susan Salka ($)	Compensation Actually Paid to Susan Salka ($)
2022	8,468,824	(4,447,137)	3,965,690	7,987,377
2021	9,472,551	(5,643,694)	18,673,602	22,502,459
2020	6,025,299	(3,632,452)	5,698,490	8,091,337

Year	Summary Compensation Table Total for Cary Grace ($)	Exclusion of Stock Awards for Cary Grace ($)	Inclusion of Equity Values for Cary Grace ($)	Compensation Actually Paid to Cary Grace ($)
2022	3,305,296	(2,999,903)	2,518,370	2,823,763
2021	—	—	—	—
2020	—	—	—	—

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,904,018	(1,296,924)	1,927,838	3,534,932
2021	2,972,826	(2,012,241)	2,491,068	3,451,653
2020	1,874,937	(900,110)	785,238	1,760,065

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Susan Salka ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Susan Salka ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Susan Salka ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Susan Salka ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Susan Salka ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Susan Salka ($)	Total - Inclusion of Equity Values for Susan Salka ($)
2022	5,424,177	(961,985)	—	(496,502)	—	—	3,965,690
2021	8,521,434	9,159,676	—	992,492	—	—	18,673,602
2020	4,013,649	1,508,995	—	175,846	—	—	5,698,490

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Cary Grace ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Cary Grace ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Cary Grace ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Cary Grace ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Cary Grace ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Cary Grace ($)	Total - Inclusion of Equity Values for Cary Grace ($)
2022	2,518,370	—	—	—	—	—	2,518,370
2021	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,581,852	(69,081)	—	415,067	0	—	1,927,838
2021	1,966,827	832,469	—	37,890	(346,117)	—	2,491,068
2020	729,754	327,207	—	(24,011)	(247,712)	—	785,238

Non-PEO NEO Average Total Compensation Amount	$ 2,904,018	$ 2,972,826	$ 1,874,937
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,534,932	3,451,653	1,760,065
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Susan Salka ($)	Exclusion of Stock Awards for Susan Salka ($)	Inclusion of Equity Values for Susan Salka ($)	Compensation Actually Paid to Susan Salka ($)
2022	8,468,824	(4,447,137)	3,965,690	7,987,377
2021	9,472,551	(5,643,694)	18,673,602	22,502,459
2020	6,025,299	(3,632,452)	5,698,490	8,091,337

Year	Summary Compensation Table Total for Cary Grace ($)	Exclusion of Stock Awards for Cary Grace ($)	Inclusion of Equity Values for Cary Grace ($)	Compensation Actually Paid to Cary Grace ($)
2022	3,305,296	(2,999,903)	2,518,370	2,823,763
2021	—	—	—	—
2020	—	—	—	—

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,904,018	(1,296,924)	1,927,838	3,534,932
2021	2,972,826	(2,012,241)	2,491,068	3,451,653
2020	1,874,937	(900,110)	785,238	1,760,065

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Susan Salka ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Susan Salka ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Susan Salka ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Susan Salka ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Susan Salka ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Susan Salka ($)	Total - Inclusion of Equity Values for Susan Salka ($)
2022	5,424,177	(961,985)	—	(496,502)	—	—	3,965,690
2021	8,521,434	9,159,676	—	992,492	—	—	18,673,602
2020	4,013,649	1,508,995	—	175,846	—	—	5,698,490

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Cary Grace ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Cary Grace ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Cary Grace ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Cary Grace ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Cary Grace ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Cary Grace ($)	Total - Inclusion of Equity Values for Cary Grace ($)
2022	2,518,370	—	—	—	—	—	2,518,370
2021	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,581,852	(69,081)	—	415,067	0	—	1,927,838
2021	1,966,827	832,469	—	37,890	(346,117)	—	2,491,068
2020	729,754	327,207	—	(24,011)	(247,712)	—	785,238

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

*	The Company TSR summarized above is indexed to an initial $100 investment

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Pre-Bonus Adjusted EBITDA

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our Pre-Bonus Adjusted EBITDA during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]

Description of Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P Health Care Services Select Industry Index over the same period.

COMPARISON OF CUMULATIVE TSR OF AMN HEALTHCARE SERVICES INC. AND

S&P HEALTH CARE SERVICES SELECT INDUSTRY INDEX (FYE 2019 = $100)

*	The Company TSR summarized above is indexed to an initial $100 investment

Tabular List [Table Text Block]

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and other NEOs for 2022 to Company performance. The measures in this table are not ranked.

Pre-Bonus Adjusted EBITDA
Revenue
Adjusted EBITDA Performance
Relative TSR
Absolute TSR

Total Shareholder Return Amount	$ 165.01	196.32	109.53
Peer Group Total Shareholder Return Amount	118.22	147.19	133.81
Net Income (Loss)	$ 444,000,000	$ 327,000,000	$ 71,000,000
Company Selected Measure Amount	868,000,000	660,000,000	335,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Bonus Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	We determined Pre-Bonus Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2022. More information on Pre-Bonus Adjusted EBITDA can be found at Exhibit A to this proxy statement (page 113) and in Exhibit A to our proxy statements filed in 2022 and 2021, respectively. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Performance
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Absolute TSR
Average Exclusion of Stock Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,296,924)	$ (2,012,241)	$ (900,110)
Average Inclusion of Equity Values [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,927,838	2,491,068	785,238
Average Year End Fair Value of Equity Awards Granted During Year Remained Unvested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,581,852	1,966,827	729,754
Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(69,081)	832,469	327,207
Average Vesting Date Fair Value of Equity Awards Granted During Year Vested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Average Change in Fair Value From Last Day of Prior Year to Vesting Date of Unvested Equity Awards Vested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	415,067	37,890	(24,011)
Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(346,117)	(247,712)
Average Value of Dividends or Other Earnings Paid on Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Susan Salka [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	8,468,824	9,472,551	6,025,299
PEO Actually Paid Compensation Amount	$ 7,987,377	$ 22,502,459	$ 8,091,337
PEO Name	Susan Salka	Susan Salka	Susan Salka
Susan Salka [Member] | Exclusion of Stock Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,447,137)	$ (5,643,694)	$ (3,632,452)
Susan Salka [Member] | Inclusion of Equity Values [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,965,690	18,673,602	5,698,490
Susan Salka [Member] | Year End Fair Value of Equity Awards Granted During Year Remained Unvested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,424,177	8,521,434	4,013,649
Susan Salka [Member] | Change in Fair Value From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(961,985)	9,159,676	1,508,995
Susan Salka [Member] | Vesting Date Fair Value of Equity Awards Granted During Year Vested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Susan Salka [Member] | Change in Fair Value From Last Day of Prior Year to Vesting Date of Unvested Equity Awards Vested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(496,502)	992,492	175,846
Susan Salka [Member] | Fair Value Last Day of Prior Year of Equity Awards Forfeited [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Susan Salka [Member] | Value of Dividends or Other Earnings Paid on Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Cary Grace [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	3,305,296	0	0
PEO Actually Paid Compensation Amount	$ 2,823,763	0	0
PEO Name	Cary Grace
Cary Grace [Member] | Exclusion of Stock Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,999,903)	0	0
Cary Grace [Member] | Inclusion of Equity Values [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,518,370	0	0
Cary Grace [Member] | Year End Fair Value of Equity Awards Granted During Year Remained Unvested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,518,370	0	0
Cary Grace [Member] | Change in Fair Value From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Cary Grace [Member] | Vesting Date Fair Value of Equity Awards Granted During Year Vested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Cary Grace [Member] | Change in Fair Value From Last Day of Prior Year to Vesting Date of Unvested Equity Awards Vested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Cary Grace [Member] | Fair Value Last Day of Prior Year of Equity Awards Forfeited [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Cary Grace [Member] | Value of Dividends or Other Earnings Paid on Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0